Supplementary Information To The Statements Of Operations And Cash Flows (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Supplementary Information To The Statements Of Operations And Cash Flows [Line Items]
Foreign exchange gains or losses	¥ 4,658	¥ 12,128	¥ (3,486)
Trade receivables sold and not collected	129,946	153,550
Net trade receivables	1,009,642	1,059,101
Without Recourse [Member]
Supplementary Information To The Statements Of Operations And Cash Flows [Line Items]
Trade receivables sold	505,018	554,243	443,673
Cash proceeds from sale of receivables	504,098	553,130	442,779
Losses on sale of trade receivables	920	1,113	894
Net trade receivables	34,293
With Recourse [Member]
Supplementary Information To The Statements Of Operations And Cash Flows [Line Items]
Trade receivables sold	401,693	402,359	355,512
Cash proceeds from sale of receivables	401,158	401,979	355,113
Losses on sale of trade receivables	535	380	399
Net trade receivables	33,200
Japan [Member] | Earthquake [Member]
Supplementary Information To The Statements Of Operations And Cash Flows [Line Items]
Net gain related to earthquake	5,706
Losses related to catastrophe damages	9,721	9,160
Insurance recovery		15,430
Thailand [Member] | Flood [Member]
Supplementary Information To The Statements Of Operations And Cash Flows [Line Items]
Losses related to catastrophe damages	2,513
Insurance recovery	¥ 7,987